PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 12) $ in Millions	Jan. 02, 2016 USD ($)
U.S.
Future Benefit Payments
2016	$ 60.4
2017	62.6
2018	81.8
2019	60.6
2020	61.0
2021 - 2024	319.5
Int'l
Future Benefit Payments
2016	17.3
2017	16.8
2018	18.1
2019	18.8
2020	19.3
2021 - 2024	114.5
U.S. Postretirement Health Benefits
Future Benefit Payments
2016	1.2
2017	0.8
2018	0.6
2019	0.5
2020	0.4
2021 - 2024	$ 1.5